Corporate Overview - Additional Information (Detail)				12 Months Ended
	Jul. 31, 2018 USD ($)	Jan. 10, 2018 USD ($)	Jan. 08, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Conversion $ / shares shares	Dec. 18, 2018 USD ($)	Dec. 31, 2017 $ / shares shares
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001
Preferred stock, shares outstanding				0		0
Royalty rate on future net sales				9.00%
Description of royalty payment				With respect to each Advance made by Mayne Pharma prior to the receipt of FDA approval of an NDA for SUBA-Itraconazole BCCNS, each $0.75 increment of each such Advance will be credited and set off against each $1.00 increment of Royalty owed to the Company, and with respect to each Advance made by Mayne Pharma following the receipt of FDA approval of an NDA for SUBA-Itraconazole BCCNS, each $0.85 increment of each such Advance will be credited and set off against each $1.00 increment of Royalty owed to the Company.
Fair value inputs value royalty rate				70.00%
Series B Convertible Redeemable Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock, shares outstanding				5,797,102
Series A Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrants issued to purchase common stock			4,347,827
Series B Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrants issued to purchase common stock			4,347,827
Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Shares issued, price per share | $ / shares				$ 0.69
Shares issued, price per share | Conversion				3
Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Voting right percentage				50.00%
Consideration in advance funds of clinical data and regulatory rights | $				$ 5,000,000	$ 500,000
Gross proceeds from sale of new common stock, preferred stock equity subordinate | $ | $				$ 3,000,000
Mayne Pharma [Member] | Equity Incentive Plan [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Shares authorized to be issued				6,624,000
Number of shares of common stock issued				17,624,000
Mayne Pharma [Member] | Equity Incentive Plan [Member] | 2014 [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Increase in equity incentive plan				11,000,000
Shares authorized to be issued				32,583,475
Number of shares of common stock issued				43,583,475
Mayne Pharma [Member] | Upon Fda Approval [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Consideration in advance funds of clinical data and regulatory rights | $				$ 1,500,000
Mayne Pharma [Member] | SUBA Itraconazole BCCNS [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Consideration in advance funds of clinical data and regulatory rights | $				1,000,000
Mayne Pharma [Member] | HPPI [Member] | Available-for-sale Securities [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Consideration in advance funds of clinical data and regulatory rights | $				$ 2,000,000
Mayne Pharma [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock, shares outstanding			5,797,102
Mayne Pharma [Member] | Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of warrant coverage on shares of Common Stock			50.00%
Purchase Agreement, potential gross proceeds | $			$ 5,000,000
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock convertible to common stock			17,391,306
Purchase Agreement, price per share of preferred stock to be issued | $ / shares			$ 0.69
Preferred stock dividend rate percentage			5.00%
Dividends payable nature				Dividends are paid semi-annually as of June 30 (with a payment date of July 15) and December 31 (with a payment date of January 15) each year. The Company has the option in its discretion to pay dividends in cash or shares of Common Stock. If the Company elects to pay dividends in shares of Common Stock, the number of shares to be paid being calculated by dividing (i) the principal value of the dividend to be paid by (ii) the 6-month volume-weighted average price of the Common Stock prior to the measurement date (being 31 December, or 30 June) of the applicable year.
Conversion price per share | $ / shares			$ 0.23
Purchase Agreement, preferred stock to be issued			7,246,377
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Minimum [Member] | Series B Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Purchase Agreement, redemption period			5 years
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Purchase Agreement, price per share of preferred stock to be issued | $ / shares			$ 0.23
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Series A Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrant expiration period			2 years
Exercise price of warrants | $ / shares			$ 0.23
Warrants issued to purchase common stock			5,434,783
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Series B Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrant expiration period			5 years
Exercise price of warrants | $ / shares			$ 0.275
Warrants issued to purchase common stock			5,434,783
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Initial Closing [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Gross proceeds from sale of new common stock, preferred stock equity subordinate | $ | $		$ 2,400,000
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Second Closing [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Gross proceeds from sale of new common stock, preferred stock equity subordinate | $ | $	$ 1,600,000
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Third Closing [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Purchase Agreement, potential gross proceeds | $				$ 1,000,000